Share-Based Payments Reserves - Schedule of Share Purchase Warrants Outstanding (Details) - Warrants [member]	12 Months Ended
Dec. 31, 2025 USD ($) years $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, Number outstanding & exercisable	20,000,000
Warrants, Fair value at grant date (in Dollars)	$ 586,348
Exercise Price 0.25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, Number outstanding & exercisable	20,000,000
Warrants, Grant date	06-Nov-23
Warrants, Expiry date	06-Nov-28
Warrants, Exercise price (in Dollars per share) | $ / shares	$ 0.2
Warrants, Fair value at grant date (in Dollars)	$ 591,881
Warrants, Grant date share price (in Dollars per share) | $ / shares	$ 0.17
Warrants, Expected volatility	151.90%
Warrants, Expected life (yrs) (in years) | years	5
Warrants, Expected dividend yield	0.00%
Warrants, Risk-free interest rate	3.87%
Warrant Issue Costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants, Fair value at grant date, Warrant issue costs (in Dollars)	$ (5,533)